Related party transactions - Summary of Account Balances and Transactions with Associates and Joint Ventures Accounted for Under the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	¥ 24,844	¥ 23,270
Other current assets	8,192	8,195
Accounts payable, trade	1,157	1,262
Short-term borrowings	23,042	29,454
Lease liabilities and other	79,987	78,102
Accounts payable for property, plant and equipment	49	16
Sales	48,669	48,414	¥ 45,260
Purchases	6,302	7,108	5,099
Lease payments and other	16,931	15,467	13,720
Payments for property, plant and equipment	373	16	20,553
Associates [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	20,990	19,357
Other current assets	8,192	8,195
Accounts payable, trade	1,102	997
Short-term borrowings	5,401	3,070
Lease liabilities and other	79,987	78,102
Accounts payable for property, plant and equipment	49	16
Sales	14,254	14,215	15,040
Purchases	5,171	6,385	4,450
Lease payments and other	16,931	15,467	13,720
Payments for property, plant and equipment	373	16	20,553
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	3,854	3,913
Accounts payable, trade	55	265
Short-term borrowings	17,641	26,384
Sales	34,415	34,199	30,220
Purchases	¥ 1,131	¥ 723	¥ 649